Capital Stock - Series G Preferred Stock Transactions - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2013	May 09, 2012 Directors	Mar. 09, 2012 Directors	Sep. 30, 2013	Mar. 31, 2014
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,000,000	10,125,000	5,500,000	3,333,333
Issuance price per share	$ 0.09	$ 0.10	$ 0.20	$ 0.20
Convertible preferred stock, conversion price							$ 0.1500	$ 0.2000	$ 0.0667	$ 0.6447
Reversal of dividend accreted											$ 93,000
Payment of preferred stock dividends											237,000
Accrued dividend on preferred stock											222,000
Minimum [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Issuance price per share												$ 0.09
Maximum [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Issuance price per share												$ 0.10
Common Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares of common stock sold										27,568,000	5,000,000		37,991,000
Issuance price per share								$ 0.20
Issuance price per share							$ 0.15						$ 0.15
Series G Preferred Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Convertible preferred stock, conversion price								$ 0.3700		$ 0.2498			$ 0.3039	$ 0.40	$ 0.40	$ 0.3000
Conversion ratio for each share							3.291	2.670		4.0025			3.291	2.5	2.5	3.280
Convertible Redeemable Preferred stock, shares outstanding							5,000,000			5,000,000	5,000,000		5,000,000
Number of directors to be nominated by preferred shareholders														2	2
Number of independent directors out of directors to be nominated by preferred shareholders														1	1
Legal costs													59,000		59,000
Convertible Redeemable Preferred stock, shares issued							5,000,000			5,000,000	5,000,000		5,000,000
Rate of preferred stock dividend and redemption premium														6.00%
Reversal of dividend accreted											93,000
Payment of preferred stock dividends											0		0
Accrued dividend on preferred stock											0		0
Preferred stock, shares issued							5,000,000				5,000,000		5,000,000
Preferred stock, shares outstanding							5,000,000				5,000,000		5,000,000
Total deemed dividend															1,375,000
Common stock issued upon conversion, conversion price per share								$ 0.20					$ 0.15
Convertible Preferred Stock conversion ratio							3.291	2.670					3.291			3.280
Series G Preferred Stock [Member] | Minimum [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Convertible Redeemable Preferred stock, shares outstanding														1,000,000	1,000,000
Issuance price per share									$ 0.150			$ 0.150
Series G Preferred Stock [Member] | Maximum [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Issuance price per share									$ 0.185			$ 0.185
Series G Preferred Stock [Member] | Common Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Issuance price per share								$ 0.20					$ 0.15
Series G Preferred Stock [Member] | Common Stock [Member] | Minimum [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Issuance price per share																	$ 0.175
Series G Preferred Stock [Member] | Common Stock [Member] | Maximum [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Issuance price per share																	$ 0.223
Series G Preferred Stock [Member] | Co Chairman Chief Executive Officer Chief Scientific Officer And Director [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Convertible shares of common stock									$ 0.15			$ 0.15
Series G Preferred Stock [Member] | AR Partners, LLC [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares of common stock sold															5,000,000
Issuance price per share															$ 1.00
Total proceeds															$ 5,000,000
Series G Preferred Stock [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member] | Co Chairman Chief Executive Officer Chief Scientific Officer And Director [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Convertible shares of common stock									$ 0.10			$ 0.10